Note 22 - Deferred tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Note 22 - Deferred tax assets and liabilities
Disclosure of deferred tax assets and liabilities [text block]

Deferred tax assets

	Provisions and allowances	Inventories	Tax losses	Other	Total
At the beginning of the year	55,925	153,915	714,798	160,804	1,085,442
Translation differences	88	868	122	1,290	2,368
Increase due to business combinations (*)	-	-	3,014	-	3,014
Charged to other comprehensive income	-	-	153	1,237	1,390
Income statement (charge) / credit	7,532	11,987	(56,032)	3,375	(33,138)
At December 31, 2025	63,545	166,770	662,055	166,706	1,059,076

	Provisions and allowances	Inventories	Tax losses	Other	Total
At the beginning of the year	31,511	199,019	634,894	185,997	1,051,421
Translation differences	(22)	(277)	(76)	(829)	(1,204)
Changes due to business combinations (**)	-	88	(414)	1,821	1,495
Charged to other comprehensive income	-	-	(2,006)	885	(1,121)
Income statement credit / (charge)	24,436	(44,915)	82,400	(27,070)	34,851
At December 31, 2024	55,925	153,915	714,798	160,804	1,085,442

(*)	For the year 2025, related to the acquisition of a scrap processing business in Beaver Falls, Pennsylvania. For more information see note 34.
(**)	For the year 2024, related to Mattr’s pipe coating business unit acquisition.

Deferred tax liabilities

	Fixed assets	Inventories	Intangible assets and other	Total
At the beginning of the year	568,638	75,230	114,217	758,085
Translation differences	646	-	413	1,059
Increase due to business combinations (*)	3,014	-	-	3,014
Decrease due to deconsolidation of subsidiaries (**)	(8)	-	-	(8)
Charged to other comprehensive income	-	-	(256)	(256)
Income statement credit	(35,792)	(29,331)	(29,615)	(94,738)
At December 31, 2025	536,498	45,899	84,759	667,156

	Fixed assets	Inventories	Intangible assets and other	Total
At the beginning of the year	618,874	114,335	160,202	893,411
Translation differences	(194)	(72)	(174)	(440)
Changes due to business combinations(***)	1,223	-	2,033	3,256
Charged to other comprehensive income	-	-	(904)	(904)
Income statement credit	(51,265)	(39,033)	(46,940)	(137,238)
At December 31, 2024	568,638	75,230	114,217	758,085

(*)	For the year 2025, related to the acquisition of a scrap processing business in Beaver Falls, Pennsylvania. For more information see note 34.
(**)	For the year 2025, related to the deconsolidation of Amaja Tubular Services Limited.
(***)	For the year 2024, related to Mattr’s pipe coating business unit acquisition.

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	Year ended December 31,
	2025	2024
Deferred tax assets to be recovered after 12 months	707,001	755,743
Deferred tax liabilities to be settled after 12 months	599,064	696,693

Deferred tax [text block]
	Year ended December 31,
	2025	2024
Deferred tax assets	834,168	831,298
Deferred tax liabilities	442,248	503,941
	391,920	327,357

The movement in the net deferred income tax asset / (liability) account is as follows:

	Year ended December 31,
	2025	2024
At the beginning of the year	327,357	158,010
Translation differences	1,309	(764)
Changes due to business combinations (*)	-	(1,761)
Changes due to deconsolidation of subsidiaries (**)	8	-
Charged to other comprehensive income	1,646	(217)
Income statement credit	61,600	172,089
At the end of the year	391,920	327,357

(*)	For the year 2024, related to Mattr’s pipe coating business unit acquisitions.
(**)	For the year 2025, related to the deconsolidation of Amaja Tubular Services Limited.